Shareholder Fees - 1789 Growth and Income Fund	Feb. 27, 2026 USD ($)
1789 Growth and Income Fund Class P Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	(1.00%)
Exchange Fee	$ 0
1789 Growth and Income Fund Class C Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%
Redemption Fee (as a percentage of Amount Redeemed)	(0.00%)
Exchange Fee	$ 0